December 24, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                           Aberdeen Global Select Opportunities Fund Inc. (the “Fund”)

File Nos. (333-111901) and (811-06017)

Post–Effective Amendment No. 25

Ladies and Gentlemen:

Transmitted herewith on behalf of the Fund is Post-Effective Amendment No. 25 to the Fund’s Registration Statement on Form N-1A.  This filing, made under Rule 485(a)(1), contains the Prospectus and Statement of Additional Information for the Fund and for the Aberdeen Investment Funds (the “Trust,” and together with the Fund, the “Funds”) and revises certain disclosures related to the Funds.

Please do not hesitate to contact the undersigned at (215) 405-5770 with any questions or comments concerning this filing.

Sincerely,

Aberdeen Global Select Opportunities Fund Inc.

/s/ Lucia Sitar
Lucia Sitar
Chief Legal Officer & Vice President